Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows provided by (used for) operating activities:
Net income	$ 306.0	$ 524.0	$ 549.0
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	162.0	170.0	185.0
Deferred income taxes	(273.0)	(34.0)	(76.0)
Income (loss) from equity investments, net	20.0	45.0	(141.0)
Impairment losses on long-lived assets and loans receivable	0.0	0.0	43.0
Share-based compensation cost	1,037.0	79.0	26.0
Operating lease expense	35.0	34.0	41.0
Other non-cash operating activities, net	(2.0)	(6.0)	19.0
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	218.0	125.0	(219.0)
Contract assets, net (including contract assets from related parties)	(307.0)	(2.0)	(158.0)
Prepaid expenses and other assets	(61.0)	(1.0)	(41.0)
Accrued compensation and benefits and share-based compensation	(292.0)	(138.0)	127.0
Contract liabilities (including contract liabilities from related parties)	(190.0)	(37.0)	(51.0)
Tax liabilities	(30.0)	35.0	112.0
Operating lease liabilities	(28.0)	(58.0)	(59.0)
Other liabilities (including payables to related parties)	495.0	3.0	101.0
Net cash provided by (used for) operating activities	1,090.0	739.0	458.0
Cash flows provided by (used for) investing activities
Purchase of short-term investments	(765.0)	(1,111.0)	(750.0)
Proceeds from maturity of short-term investments	425.0	1,081.0	245.0
Purchases of equity investments	(32.0)	(15.0)	(8.0)
Purchases of intangible assets	(51.0)	(29.0)	(41.0)
Purchases of property and equipment	(92.0)	(64.0)	(34.0)
Other investing activities, net, including investments in convertible loans	(1.0)	0.0	(31.0)
Net cash provided by (used for) investing activities	(516.0)	(138.0)	(619.0)
Cash flows provided by (used for) financing activities
Cash transfers associated with distribution and sale of Treasure Data and IoTP, respectively	0.0	0.0	(43.0)
Payment of intangible asset obligations	(40.0)	(40.0)	(37.0)
Proceeds from short-term debt borrowing	0.0	0.0	50.0
Other financing activities, net	(10.0)	(2.0)	(2.0)
Payment of withholding tax on vested shares	(158.0)	0.0	0.0
Net cash provided by (used for) financing activities	(208.0)	(42.0)	(32.0)
Effect of foreign exchange rate changes on cash and cash equivalents	3.0	(9.0)	(17.0)
Net increase (decrease) in cash and cash equivalents	369.0	550.0	(210.0)
Cash and cash equivalents at the beginning of the period	1,554.0	1,004.0	1,214.0
Cash and cash equivalents at the end of the period	1,923.0	1,554.0	1,004.0
Supplemental disclosure of cash flow information:
Cash payments for income taxes	(188.0)	(159.0)	(141.0)
Cash refunds from income taxes	1.0	2.0	52.0
Cash payments for interest	0.0	0.0	(1.0)
Non-cash operating, investing and financing activities:
Non-cash distribution, disposal of investment	0.0	0.0	(980.0)
Non-cash additions in property and equipment	15.0	11.0	0.0
Non-cash additions in intangible assets	53.0	0.0	0.0
Non-cash additions in operating lease right-of-use assets	27.0	16.0	0.0
Non-cash additions of operating lease liabilities	27.0	16.0	0.0
Non-cash additions to equity investments from conversion of certain receivables	9.0	18.0	0.0
Non-cash distributions to shareholders	12.0	0.0	0.0
Non-cash withholding tax on vested shares	55.0	0.0	0.0
Non-cash reclassification of share-based compensation costs	$ 343.0	$ 0.0	$ 0.0